Financial Instruments (Narrative) (Details) (Foreign Exchange Contract [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Foreign exchange contracts, notional amount	$ 13,700,000,000	$ 13,100,000,000
Foreign exchange contracts, cash flow hedges, notional amount	2,700,000,000	3,400,000,000
Foreign exchange contracts, net investment hedges, notional amount	1,100,000,000
Foreign exchange contracts, other derivatives, notional amount	9,900,000,000	9,700,000,000
Hedge, forecasted transactions, in months	12 months
Derivative gains to be reclassified to earnings	90,000,000
Net Investment Hedging [Member]
Derivative [Line Items]
Gains/(losses) on net investment hedges, net of taxes	(95,000,000)	(37,000,000)	315,000,000
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Gains/(losses) from foreign currency contracts not designated as hedging instruments	$ 102,000,000	$ 34,000,000	$ (97,000,000)